Exhibit 99.2

Ford Credit Auto Lease Trust 2014-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of June 30, 2015

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of June 30, 2015, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of June 30, 2015, leases with a total base residual value of $22,117,836.93 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in July 2015. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of June 30, 2015
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2015-	June	$998,808,795.89
	July	$952,279,100.32	$18,205,986.62	9.70%	$33,343,329.53	3.86%
	August	$917,732,238.22	$17,735,610.99	9.45%	$21,705,161.65	2.52%
	September	$875,151,192.21	$17,104,472.00	9.11%	$30,192,026.42	3.50%
	October	$809,564,258.33	$16,008,996.66	8.53%	$54,073,954.91	6.27%
	November	$739,492,295.79	$14,793,421.06	7.88%	$59,437,247.81	6.89%
	December	$665,629,580.98	$13,500,987.17	7.19%	$64,160,615.40	7.43%
2016-	January	$628,861,527.05	$12,900,949.14	6.87%	$27,286,426.55	3.16%
	February	$579,941,209.40	$12,041,723.75	6.41%	$40,109,187.56	4.65%
	March	$528,835,838.11	$11,136,010.11	5.93%	$42,948,761.95	4.98%
	April	$479,402,194.24	$10,238,033.42	5.45%	$41,912,569.50	4.86%
	May	$426,877,489.79	$9,247,686.78	4.93%	$45,739,741.45	5.30%
	June	$374,184,500.19	$8,242,791.91	4.39%	$46,643,155.69	5.40%
	July	$323,214,610.82	$7,240,507.11	3.86%	$45,651,714.04	5.29%
	August	$264,287,206.34	$6,046,265.41	3.22%	$54,541,206.10	6.32%
	September	$201,515,828.52	$4,758,150.92	2.53%	$59,370,408.62	6.88%
	October	$158,301,084.33	$3,713,254.96	1.98%	$40,536,144.51	4.70%
	November	$108,870,884.97	$2,499,161.90	1.33%	$47,743,649.70	5.53%
	December	$46,286,236.21	$1,134,342.07	0.60%	$62,009,011.03	7.19%
2017-	January	$30,488,478.94	$753,493.37	0.40%	$15,281,771.85	1.77%
	February	$14,155,726.24	$353,708.79	0.19%	$16,135,521.50	1.87%
	March	$621,475.03	$17,879.01	0.01%	$13,589,096.43	1.57%
	April	$327,709.41	$10,505.03	0.01%	$286,572.70	0.03%
	May	$278,388.40	$8,916.10	0.00%	$42,189.00	0.00%
	June	$199,540.05	$6,775.26	0.00%	$73,601.00	0.01%
	July	$153,856.87	$5,161.30	0.00%	$41,584.90	0.00%
	August	$149,506.92	$5,161.30	0.00%	$0.00	0.00%
	September	$137,613.27	$4,357.79	0.00%	$8,323.70	0.00%
	October	$76,033.82	$2,579.32	0.00%	$59,715.00	0.01%
	November	$35,178.71	$1,133.18	0.00%	$40,112.65	0.00%
	December	$0.00	$0.00	0.00%	$35,359.00	0.00%

Total			$187,718,022.43	100.00%	$862,998,160.15	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,050,716,182.58

Ford Credit Auto Lease Trust 2014-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
April 2015	Car	674	79.67%	$(448)	(1.45)%	(2.60)%
	CUV	412	59.45%	$2,585	7.10%	13.16%
	SUV	54	63.53%	$3,968	10.66%	23.68%
	Truck	54	38.57%	$4,349	9.70%	17.22%
	Total/Average	1,194	67.69%	$1,015	3.01%	5.52%
May 2015	Car	725	85.29%	$(585)	(1.87)%	(3.44)%
	CUV	412	59.03%	$2,514	6.73%	12.67%
	SUV	65	65.66%	$4,354	11.42%	26.09%
	Truck	41	34.17%	$4,369	9.48%	17.17%
	Total/Average	1,243	70.35%	$864	2.53%	4.74%
June 2015	Car	806	84.05%	$(761)	(2.40)%	(4.43)%
	CUV	454	57.18%	$2,240	6.03%	11.37%
	SUV	76	69.09%	$3,788	10.00%	22.16%
	Truck	46	31.72%	$4,180	9.34%	17.22%
	Total/Average	1,382	68.82%	$640	1.87%	3.51%